Harley-Davidson Motorcycle Trust 2016-A	Exhibit 99.1
$56,700,000.00 0.59000% Motorcycle Contract Backed Notes, Class A-1
$96,000,000.00 1.09% Motorcycle Contract Backed Notes, Class A-2
$96,000,000.00 1.34% Motorcycle Contract Backed Notes, Class A-3
$40,730,000.00 1.61% Motorcycle Contract Backed Notes, Class A-4
$10,570,000.00 2.71% Motorcycle Contract Backed Notes, Class B
Monthly Report
For the July 16, 2018 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of June 1, 2016, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on June 14, 2016

Beginning of Due Period					06/01/2018
End of Due Period					06/30/2018
Determination Date					07/06/2018
Record Date					07/13/2018
Distribution Date					07/16/2018
LIBOR Determination Date					Not Applicable
LIBOR as of the LIBOR Determination Date					Not Applicable
Number of days in Interest Period (ACT/360 basis)					31
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	18,343	5/31/2016	6/15/2016	$301,811,247.54
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	18,343			$301,811,247.54

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$115,274,244.39

Monthly principal amounts
Principal collections on Contracts outstanding at end of Due Period	3,164,997.73
Principal collections on Contracts paid off in full during Due Period	2,515,049.21
Balance of Contracts liquidated during Due Period	52,966.66
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	462.12

Decline in Aggregate Principal Balance		5,733,475.72

Aggregate Principal Balance at end of Due Period		$109,540,768.67
Pool factor		0.3629446

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Total
Original Note balance	$56,700,000.00	$96,000,000.00	$96,000,000.00	$40,730,000.00	$10,570,000.00	$300,000,000.00

Note balance as of prior Distribution Date	—	—	62,162,996.85	40,730,000.00	10,570,000.00	113,462,996.85

First Priority Principal Distributable Amount	—	—	—	—	—	—

Noteholders' Regular Principal Distributable Amount	—	—	5,733,475.72	—	—	5,733,475.72

Principal Distributable Amount *	—	—	5,733,475.72	—	—	5,733,475.72

Note Balance at end of Due Period	—	—	56,429,521.13	40,730,000.00	10,570,000.00	107,729,521.13

Note Pool Factor at beginning of Due Period	0.0000000	0.0000000	0.6475312	1.0000000	1.0000000
Note Pool Factor at end of Due Period	0.0000000	0.0000000	0.5878075	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate	Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	—	—	0.59000%	31	ACT/360	—	—	—
A-2	—	—	1.09%	30	30/360	—	—	—
A-3	62,162,996.85	—	1.34%	30	30/360	69,415.35	—	69,415.35
A-4	40,730,000.00	—	1.61%	30	30/360	54,646.08	—	54,646.08
B	10,570,000.00	—	2.71%	30	30/360	23,870.58	—	23,870.58
Totals	$113,462,996.85	$—				$147,932.01	—	$147,932.01

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$5,672,793.46
Interest collections on Contracts during Due Period	648,577.46
Net Liquidation Proceeds	80,687.32
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	24,088.72
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	9,104.96
Investment Earnings - Reserve Account	1,045.64

Total Available Monies		$6,436,297.56

Distribution of Available Monies in order of priority:

Reimbursement Amount for Advances previously made	21,795.55
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	96,061.87
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	216.14
Asset Representation Reviewer Fee	—
Class A Note Interest Distributable Amount	124,061.43
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	23,870.58
Class A Noteholders' Regular Principal Distributable Amount	5,733,475.72
Class B Noteholders' Regular Principal Distributable Amount	—

Total distribution of fees, interest and principal		5,999,481.29

Excess Amounts (Shortfall)		436,816.27

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Unpaid fees of the Asset Representation Reviewer	—
Excess Amounts to Certificateholders	436,816.27

Total distribution of Available Monies		$6,436,297.56

V. ACCOUNT BALANCE INFORMATION

Specified Reserve Fund Balance (0.25% of Initial Pool Balance)		$754,528.12

Reserve Fund balance as of prior Distribution Date		$754,528.12

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment earnings - Reserve Fund	1,045.64

Total additions		1,045.64

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Certificateholders	1,045.64

Total withdrawals		1,045.64

Reserve Fund balance at current Distribution Date		$754,528.12

Calculation of Overcollateralization Target Amount:

Overcollateralization Target Amount for current Distribution Date (0.60% of the Initial Pool Balance)		$1,811,247.54

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	1,811,247.54	0.60%
Overcollateralization Target Amount for current Distribution Date	1,811,247.54	1.65%
Overcollateralization Amount at current Distribution Date	1,811,247.54	1.65%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date			25

Monthly losses		Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Principal Balance of Liquidated Contracts for the Due Period	7	$60,220.14	0.052%

	Less:
	Net Liquidation Proceeds for the Due Period	8	80,687.32	0.070%

	Net Liquidation Losses for the Due Period		(20,467.18)	(0.018)%

	Net Liquidation Loss ratio			(0.213)%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date			(0.213)%
	Net Liquidation Loss ratio - prior Distribution Date			1.019%
	Net Liquidation Loss ratio - second prior Distribution Date			(0.088)%
	Three-month average loss ratio			0.239%

		Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts	348	$5,717,361.00	1.894%
	Cumulative Net Liquidation Proceeds	283	3,003,384.04	0.995%
	Cumulative Net Liquidation Losses		2,713,976.96	0.899%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$7,798.78

Cumulative Loss Ratio	Cumulative Loss Ratio			0.899%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	77	$1,011,985.51	$8,666.67	0.878%
	60 - 89	24	344,291.66	5,307.03	0.299%
	90 - 119	22	337,525.07	5,715.78	0.293%
	120+	9	131,482.35	4,399.24	0.114%
	Totals	132	$1,825,284.59	$24,088.72	1.583%

	60+ delinquency amount	55	$813,299.08		0.706%

Average Delinquency Ratio	Delinquency Ratio - current Distribution Date				0.706%
	Delinquency Ratio - prior Distribution Date				0.584%
	Delinquency Ratio - second prior Distribution Date				0.610%
	Three-month Average Delinquency Ratio				0.633%

	Current Delinquency Ratio meets or exceeds Delinquency Trigger (5.50%)? Yes or No				No

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	11,035	10,737
Principal Balance of Contracts	115,274,244.39	109,540,768.67
Weighted average original term	72.17	72.31
Weighted average remaining term	38.76	37.92
Weighted average age	33.41	34.39
One month prepayments (ABS)	1.53%	1.44%
Weighted average Contract Rate	6.52%	6.55%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
0.000% - 5.000%	37,689,407.00	34.41%
5.001% - 10.000%	59,762,261.74	54.56%
10.001% - 15.000%	12,089,099.93	11.04%
15.001% - 20.000%	—	—

Advances made by Servicer in current Due Period		$24,088.72
Reimbursement Amount due to Servicer		21,795.55
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer, Chief Financial Officer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of June 1, 2016 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer, Harley-Davidson Motorcycle Grantor Trust 2016-A (“Underlying Trust”), The Bank Of New York Mellon Trust Company, N.A., as Indenture Trustee, and Harley-Davidson Motorcycle Trust 2016-A, as Trust (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from June 1, 2018 to June 30, 2018 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 9th day of
July, 2018.

HARLEY-DAVIDSON CREDIT CORP.

By: /s/ James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer, Chief Financial Officer and Assistant Secretary